Investment Portfolio - July 31, 2020

(UNAUDITED)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS - 96.5%

Communication Services - 3.8%
Diversified Telecommunication Services - 1.5%
Infrastrutture Wireless Italiane S.p.A. (Italy)[1]	402,610	$4,062,627
Sarana Menara Nusantara Tbk PT (Indonesia)	38,166,600	2,974,281
		7,036,908
Entertainment - 0.8%
Kahoot! AS (Norway)*	946,190	3,949,985
Media - 1.5%
Future plc (United Kingdom)	238,465	4,265,642
Storytel AB (Sweden)*	116,490	3,064,315
		7,329,957
Total Communication Services		18,316,850
Consumer Discretionary - 8.3%
Household Durables - 0.6%
Countryside Properties plc (United Kingdom)[1]	745,580	2,752,607
Internet & Direct Marketing Retail - 1.9%
BHG Group AB (Sweden)*	407,454	5,079,584
HelloFresh SE (Germany)*	74,027	4,030,401
		9,109,985
Leisure Products - 1.7%
MIPS AB (Sweden)	194,922	8,236,880
Multiline Retail - 1.3%
Poya International Co. Ltd. (Taiwan)	315,000	6,614,573
Specialty Retail - 1.6%
AllHome Corp. (Philippines)*2	10,338,300	1,406,414
JUMBO S.A. (Greece)	207,277	4,044,188
Wilcon Depot, Inc. (Philippines)[3]	7,179,928	2,183,201
		7,633,803
Textiles, Apparel & Luxury Goods - 1.2%
Li Ning Co. Ltd. (China)	1,859,000	5,991,943
Total Consumer Discretionary		40,339,791
Consumer Staples - 4.2%
Beverages - 3.0%
Royal Unibrew A/S (Denmark)*	117,850	11,922,630
Varun Beverages Ltd. (India)	277,715	2,625,295
		14,547,925
Food & Staples Retailing - 1.2%
Dino Polska S.A. (Poland)*1	54,069	2,993,326
Zur Rose Group AG (Switzerland)*	9,990	2,760,462
		5,753,788
Total Consumer Staples		20,301,713
	SHARES	VALUE

COMMON STOCKS (continued)

Financials - 12.0%
Banks - 2.2%
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)	19,352,509	$4,589,273
FinecoBank Banca Fineco S.p.A. (Italy)*	432,785	6,309,055
		10,898,328
Capital Markets - 5.2%
Avanza Bank Holding AB (Sweden)	289,593	5,646,767
Euronext N.V. (Netherlands)[1]	111,825	12,917,804
Intermediate Capital Group plc (United Kingdom)	161,185	2,821,394
MLP SE (Germany)	617,975	3,793,437
		25,179,402
Consumer Finance - 1.2%
CreditAccess Grameen Ltd. (India)*	434,355	2,964,689
Krungthai Card PCL - NVDR (Thailand)	2,707,700	2,679,949
		5,644,638
Diversified Financial Services - 2.2%
Element Fleet Management Corp. (Canada)	739,685	6,207,069
Hypoport SE (Germany)*	9,125	4,280,992
		10,488,061
Insurance - 0.5%
Anicom Holdings, Inc. (Japan)	67,600	2,684,136
Thrifts & Mortgage Finance - 0.7%
Aruhi Corp. (Japan)	268,110	3,448,180
Total Financials		58,342,745
Health Care - 14.7%
Biotechnology - 1.3%
BioGaia AB - Class B (Sweden)	42,675	2,727,913
Genus plc (United Kingdom)	83,410	3,722,390
		6,450,303
Health Care Equipment & Supplies - 5.6%
Arjo AB - Class B (Sweden)	1,209,570	7,466,567
Asahi Intecc Co. Ltd. (Japan)	81,200	2,265,577
Cellavision AB (Sweden)*	50,861	1,677,045
DiaSorin S.p.A. (Italy)	23,740	4,682,744
Nanosonics Ltd. (Australia)*	661,670	2,925,753
Ossur HF (Iceland)	371,175	2,611,990
Revenio Group OYJ (Finland)	99,960	3,299,210
Xvivo Perfusion AB (Sweden)*	108,730	2,231,748
		27,160,634
Health Care Providers & Services - 3.1%
Fagron (Belgium)	314,225	7,027,318
Korian S.A. (France)*	130,840	5,363,529
Terveystalo OYJ (Finland)[1]	233,261	2,425,893
		14,816,740

Investment Portfolio - July 31, 2020

(UNAUDITED)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Technology - 0.5%
Pro Medicus Ltd. (Australia)	152,360	$2,604,080
Life Sciences Tools & Services - 1.1%
CELLINK AB - Class B (Sweden)*	214,995	3,586,568
Genovis AB (Sweden)*	485,935	1,924,346
		5,510,914
Pharmaceuticals - 3.1%
ALK-Abello A/S (Denmark)*	24,750	7,022,715
Dechra Pharmaceuticals plc (United Kingdom)	94,585	3,519,831
Virbac S.A. (France)*	20,195	4,391,407
		14,933,953
Total Health Care		71,476,624
Industrials - 20.9%
Aerospace & Defense - 1.6%
CAE, Inc. (Canada)	164,105	2,449,109
INVISIO AB (Sweden)	276,355	5,127,792
		7,576,901
Commercial Services & Supplies - 1.7%
Loomis AB (Sweden)*	94,333	2,254,031
Prestige International, Inc. (Japan)	409,800	3,200,973
TOMRA Systems ASA (Norway)*	65,390	2,692,295
		8,147,299
Construction & Engineering - 0.7%
Sweco AB - Class B (Sweden)	60,790	3,502,389
Electrical Equipment - 2.2%
Alfen Beheer B.V. (Netherlands)*1	124,660	5,483,721
Voltronic Power Technology Corp. (Taiwan)	176,900	5,389,618
		10,873,339
Machinery - 6.8%
Daifuku Co. Ltd. (Japan)	43,800	3,991,325
Interpump Group S.p.A. (Italy)	143,985	4,734,643
Nabtesco Corp. (Japan)	142,300	4,329,298
Techtronic Industries Co. Ltd. (Hong Kong)	1,079,500	11,290,532
THK Co. Ltd. (Japan)	199,000	4,688,491
VAT Group AG (Switzerland)[1]	22,225	4,238,071
		33,272,360
Professional Services - 5.7%
ALS Ltd. (Australia)	649,815	3,939,592
Funai Soken Holdings, Inc. (Japan)	158,082	3,333,208
Nihon M&A Center, Inc. (Japan)	94,100	4,582,013
SMS Co. Ltd. (Japan)	165,100	4,096,761
Teleperformance (France)	39,435	11,541,286
		27,492,860
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors - 2.2%
Electrocomponents plc (United Kingdom)	529,815	$4,538,471
Howden Joinery Group plc (United Kingdom)	403,465	2,574,702
Toromont Industries Ltd. (Canada)	65,320	3,560,914
		10,674,087
Total Industrials		101,539,235
Information Technology - 22.6%
Electronic Equipment, Instruments & Components - 4.1%
Anritsu Corp. (Japan)	264,400	6,375,408
Halma plc (United Kingdom)	165,680	4,705,958
Ingenico Group S.A. (France)*	26,665	4,315,299
Softwareone Holding AG (Germany)	175,978	4,501,403
		19,898,068
IT Services - 6.5%
BASE, Inc. (Japan)*	40,200	2,480,359
Itochu Techno-Solutions Corp. (Japan)	133,900	5,438,340
Keywords Studios plc (Ireland)	166,310	4,140,660
Megaport Ltd. (Australia)*	280,914	2,626,143
NET One Systems Co. Ltd. (Japan)	137,800	5,368,542
NEXTDC Ltd. (Australia)*	393,025	3,181,460
NHN KCP Corp. (South Korea)	90,260	4,741,752
TIS, Inc. (Japan)	173,300	3,711,322
		31,688,578
Semiconductors & Semiconductor Equipment - 4.1%
ASPEED Technology, Inc. (Taiwan)	107,000	4,269,368
Koh Young Technology, Inc. (South Korea)	47,290	3,903,455
SOITEC (France)*	55,010	6,520,658
Win Semiconductors Corp. (Taiwan)	502,000	5,413,418
		20,106,899
Software - 7.9%
Altium Ltd. (Australia)	68,255	1,594,722
Blue Prism Group plc (United Kingdom)*	136,715	2,071,592
Cybozu, Inc. (Japan)	142,100	4,211,195
The Descartes Systems Group, Inc. (Canada)*	76,925	4,330,818
Freee KK (Japan)*	44,700	2,010,799
Netcompany Group A/S (Denmark)*1	124,775	9,018,904
SimCorp A/S (Denmark)	27,985	3,267,669
Sinch AB (Sweden)*1	66,575	5,217,880
TeamViewer AG (Germany)*1	78,225	4,215,652
Technology One Ltd. (Australia)	150,645	904,018

Investment Portfolio - July 31, 2020

(UNAUDITED)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Xero Ltd. (New Zealand)*	22,480	$1,440,826
		38,284,075
Total Information Technology		109,977,620
Materials - 2.4%
Chemicals - 1.3%
Corbion N.V. (Netherlands)	159,750	6,132,026
Containers & Packaging - 1.1%
Huhtamaki OYJ (Finland)*	121,340	5,408,901
Total Materials		11,540,927
Real Estate - 2.5%
Equity Real Estate Investment Trusts (REITS) - 1.1%
Keppel DC REIT (Singapore)	2,458,100	5,342,330
Real Estate Management & Development - 1.4%
Grand City Properties S.A. (Germany)	178,975	4,260,760
Katitas Co. Ltd. (Japan)	114,800	2,626,234
		6,886,994
Total Real Estate		12,229,324
Utilities - 5.1%
Independent Power and Renewable Electricity Producers - 5.1%
ERG S.p.A. (Italy)	196,310	4,786,606
	SHARES	VALUE

COMMON STOCKS (continued)

Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
Falck Renewables S.p.A. (Italy)	1,063,605	$6,957,109
Innergex Renewable Energy, Inc. (Canada)	241,730	4,148,996
Solaria Energia y Medio Ambiente S.A. (Spain)*	569,246	8,633,249
Total Utilities		24,525,960
TOTAL COMMON STOCKS
(Identified Cost $346,812,925)		468,590,789

WARRANTS - 0.0%##

Consumer Discretionary - 0.0%##
Hotels, Restaurants & Leisure - 0.0%##
Minor International PCL - NVDR - Warrants (Expires 09/30/2021) (Thailand)*4
(Identified Cost $–)	193,920	6,180

SHORT-TERM INVESTMENT - 3.4%

Dreyfus Government Cash Management, Institutional Shares, 0.71%[5]
(Identified Cost $16,493,749)	16,493,749	16,493,749

TOTAL INVESTMENTS - 99.9%
(Identified Cost $363,306,674)		485,090,718
OTHER ASSETS, LESS LIABILITIES - 0.1%		586,467
NET ASSETS - 100%		$485,677,185

NVDR - Non-Voting Depositary Receipt

*Non-income producing security.

## Less than 0.1%.

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $53,326,485, or 11.0% of the Series’ net assets as of July 31, 2020.

2Illiquid security - This security was acquired on November 14, 2019 and November 15, 2019 at a cost of $122,322 ($11.36 per share) and cost of $2,607,118 ($11.41 per share), respectively. This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,406,414, or 0.3% of the Series’ net assets as of July 31, 2020.

3Illiquid security - This security was acquired on various dates between March 13, 2018 to August 16, 2018 at a total cost of $1,584,980 ($10.60 - $11.67 per share). This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $2,183,201, or 0.4% of the Series’ net assets as of July 31, 2020.

4Illiquid security - This security was acquired on various dates between January 28, 2019 to March 21, 2019 at a total cost of $0 ($0.00 per share). This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $6,180, or less than 0.1% of the Series’ net assets as of July 31, 2020.

5Rate shown is the current yield as of July 31, 2020.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Japan - 14.2% and Sweden - 11.9%.

Investment Portfolio - July 31, 2020

(UNAUDITED)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

FAIR VALUE INFORMATION:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$18,316,850	$—	$18,316,850	$—
Consumer Discretionary	40,339,791	—	40,339,791	—
Consumer Staples	20,301,713	—	20,301,713	—
Financials	58,342,745	6,207,069	52,135,676	—
Health Care	71,476,624	—	71,476,624	—
Industrials	101,539,235	6,010,023	95,529,212	—
Information Technology	109,977,620	4,330,818	105,646,802	—
Materials	11,540,927	—	11,540,927	—
Real Estate	12,229,324	—	12,229,324	—
Utilities	24,525,960	4,148,996	20,376,964	—
Warrants:
Consumer Discretionary	6,180	—	6,180	—
Short-Term Investment	16,493,749	16,493,749	—	—
Total assets	$485,090,718	$37,190,655	$447,900,063	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2019 or July 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

 4